Share-based Compensation - HCML Share Based Compensation Expense (Details) - HCML Share Option Scheme £ in Thousands	6 Months Ended
	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 GBP (£)	Jun. 30, 2017 USD ($)
Share-based Compensation
Share-based compensation expense		$ 2,791,000		$ 565,000
Unrecognized compensation cost		$ 20,937,000
Unrecognized compensation cost - weighted-average remaining service period	3 years 9 months	3 years 9 months
Cash received from share options exercised | £	£ 720		£ 174
Research and development expenses
Share-based Compensation
Share-based compensation expense		$ 2,616,000		$ 565,000
Administrative expenses
Share-based Compensation
Share-based compensation expense		$ 175,000